Artisan Sustainable Emerging Markets Fund Investment Strategy - Artisan Sustainable Emerging Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental research process to construct a portfolio of emerging market companies. The team seeks to invest in companies that it believes are uniquely positioned to benefit from the growth potential in emerging markets and possess a sustainable global competitive advantage.■Sustainable Earnings—The team believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analyses. The team’s financial analysis of a company’s balance sheet, income statement and statement of cash flows focuses on identifying historical drivers of return on equity. The team’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.■Sustainability Assessment—The team believes that a company’s long-term direction and degree of change across multiple environmental, social and governance (“ESG”) metrics are important indicators of a company’s sustainable growth potential. The team seeks to assess a company’s sustainable growth potential by monitoring for improvement or deterioration in ESG metrics. The team’s sustainability assessment has incident-based and empirical components to evaluate a company’s historical, current and future potential behavior. The team uses a proprietary scoring system for the incident-based and empirical components of the assessment, which informs the team’s view of a company’s target price.■Risk Analysis—The team believes a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of country-appropriate macroeconomic risk factors to which a company is exposed.■Valuation—The team believes investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target for a company based on its assessment of the business’s sustainable earnings, sustainability assessment and risk analysis.In the sustainability assessment, the team considers incident-based data from a third-party provider and the team’s internal research to score ESG factors that may materially impact a company’s sustainable growth potential, including but not limited to:Governance■Board management■Business ethics and competitive behavior■Reporting transparency and communication■Shareholder ownership and rightsEnvironmental■Climate change risk, mitigation and adaptation■Water stress■Land use impact and bio-diversity lossSocial■Human rights and responsibility to the community■Human capital, labor rights and equity■Data privacy and securityFor each company, as part of its sustainability assessment, the team generates an overall sustainability score from 1 (lowest) to 5 (highest) based on separate incident-based scores and empirical scores. The team derives the incident-based scores from data provided by a third-party provider, which considers the frequency and severity of ESG-related incidents to measure positive or negative change over time and rate a company’s ESG risk. The team generates the empirical sustainability scores based on the team’s research and engagement with companies on ESG factors. The team uses the sustainability assessment scores in evaluating a company’s target price, adjusting the price upward for high scores (4 or 5) or downward for low scores (1 or 2). The target price adjustment is not symmetric; premiums applied to companies with high sustainability scores are not as significant as discounts applied to companies with low sustainability scores.The team’s sustainability assessment does not exclude companies from potential investment; rather it is used to measure the influence of a company’s ESG-related risks on its potential sustainable earnings and stock price.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund generally will not invest more than 15% of its total assets in the securities of a single issuer, measured at the time of purchase. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The companies in which the Fund invests generally have market capitalizations of at least $400 million at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).